March 9, 2010

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Evergreen Variable Annuity Trust
Evergreen VA Core Bond Fund (the “Fund”)

Definitive 14A Proxy, Nos: 33-83100/811-08716

Ladies and Gentlemen:

On behalf of Evergreen Variable Annuity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing this definitive proxy statement with this letter pursuant to Schedule 14A of the Securities and Exchange Act of 1934, as amended (the "1934 Act").

This proxy statement, the accompanying Notice of Special Meeting of Shareholders and the proxy card will be first sent to shareholders on or about March 15, 2010.

If you have any questions or would like further information, please call me at (617) 210-3662.

Very truly yours,

/s/ Brian Montana
Brian Montana

Enclosure

cc: Timothy Diggins
Ropes & Gray LLP